Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2026
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Net income attributable to bank shareholders	$2,626	$1,960	$5,116	$4,094
Dividends on preferred shares and distributions on other equity instruments	(139)	(142)	(220)	(207)
Net income available to common shareholders	$2,487	$1,818	$4,896	$3,887
Weighted-average number of common shares outstanding (in thousands)	702,670	725,402	705,583	727,518
Basic earnings per common share (Canadian $)	$3.54	$2.51	$6.94	$5.34
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Net income available to common shareholders	$2,487	$1,818	$4,896	$3,887
Weighted-average number of common shares outstanding (in thousands)	702,670	725,402	705,583	727,518
Dilutive impact of stock options (1)
Stock options potentially exercisable	4,956	5,893	5,134	6,072
Common shares potentially repurchased	(3,040)	(4,855)	(3,360)	(4,989)
Weighted-average number of diluted common shares outstanding (in thousands)	704,586	726,440	707,357	728,601
Diluted earnings per common share (Canadian $)	$3.53	$2.50	$6.92	$5.34
(1)The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of 764,400 and 637,704 with a weighted-average exercise price of $196.75 and $199.52 for the three and six months ended April 30, 2026, respectively (716,633 and 594,569 with a weighted-average exercise price of $150.60 and 151.95 for the three and six months ended April 30, 2025, respectively), as the average share price for the periods did not exceed the exercise price.